INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income tax

	2024	2023
Pre-tax loss
U.S. Federal	$(3,968,000)	$(4,834,000)
Foreign	-	-
Total	$(3,968,000)	$(4,834,000)

Schedule of federal and state income tax (provision) benefit

	2024	2023
Current
U.S. Federal	$-	$-
U.S. State	5,000	-
Foreign	-	-
Total current provision	5,000	-
Deferred
U.S. Federal	-	-
U.S. State		-
Foreign	-	-
Total deferred provision (benefit)	-	-
Total provision (benefit) for income taxes	$5,000	$-

Schedule of deferred tax assets and liabilities

	2024	2023
Deferred tax asset:
Net operating loss	$7,396,000	$6,558,000
Intangible asset basis	113,000	118,000
Deferred rent liability	177,000	349,000
Inventory adjustments	375,000	352,000
R&D capitalization	102,000	201,000
Asset retirement obligation	7,000	4,000
Settlement liability	298,000	267,000
Accrued warranty	13,000	14,000
Accrued salaries	69,000	65,000
Deferred revenue	35,000	12,000
Accrued interest	122,000	-

Total deferred tax asset	8,707,000	7,940,000

Deferred tax liability:
ROU assets	(159,000)	(316,000)
Fixed asset basis	(90,000)	(97,000)
Total deferred income tax liabilities	(249,000)	(413,000)
Net deferred income tax assets	8,458,000	7,527,000
Valuation allowance	(8,458,000)	(7,527,000)
Deferred tax asset (liability), net	$-	$-

Schedule of net operating losses and tax credit carryforwards

	2024 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$16,359,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	9,263,000	2024 to 2037
Net operating losses, state	28,641,000	2029 to 2041

Schedule of effective income tax rate reconciliation

	2024	2023
Statutory Rate	21.00%	21.00%
State Tax	7.67%	6.98%
Permanent Differences	(2.19)%	(0.57)%
Changes in VA	(22.18)%	(28.06)%
NOL Expiration	(5.25)%	0.00%
Prior Year True-ups	(0.28)%	0.65%
Total	(0.13)%	0.00%